SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition and Restricted cash (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) item		Dec. 31, 2019 USD ($) item	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Number of business models | item	2		2
Obligation to pay interest and late fees, maximum threshold percentage	36.00%		36.00%
Total net revenue	¥ 9,219,847		$ 1,324,348	¥ 4,447,018		¥ 788,144
Accounts receivable
Accounts Receivable								¥ 2,395,801	¥ 1,863,342
Allowance for uncollectible accounts receivable	(184,698)			(17,528)		(17,528)		(184,698)	(81,336)
Account receivable, net								2,211,103	1,782,006
Movement of allowance for uncollectible receivables
Opening balance	81,336			17,528
Current year net provision	184,381			69,597		17,528
Write-off in the current year	(81,019)			(5,789)
Ending balance	184,698			81,336		17,528
Contract assets
Contract assets								147,662	10,918
Allowance for uncollectible Contract assets	(6,893)			(3,742)		(3,742)		(6,893)	(1,179)
Contract assets, net								140,769	9,739
Movement of allowance for uncollectible contract assets
Opening balance	1,179			3,742		108
Current year net provision	10,623			1,971		3,652
Write off in the current year	(4,909)			(4,534)		(18)
Ending balance	6,893			1,179		3,742
Accounts Receivable And Contract Assets
Accounts receivable and contract assets								181,516
Allowance for uncollectible accounts receivable and contract assets								(12,335)
Accounts receivable and contract Assets, net								169,181
Opening balance as of January 1, 2019	11,189
Current year net provision	35,276
Write off in the current year	34,130
Ending balance as of December 31, 2019	12,335			11,189
Performance obligations								978,811	774,452
Finance income, taxes excluded from revenue	¥ 547,344			379,762		61,744
Revenue practical expedient, use of transaction price at date when contract with variable consideration was completed	true		true
Restricted cash
Restricted cash related to deposit to the funding banks								¥ 1,373,623	¥ 561,652
Operating period	2 years		2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Accounts Receivable And Contract Assets
Revenue, remaining performance obligation, Expected timing of satisfaction, period									12 months
Revenue, remaining performance obligation (as a percent)									100.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Accounts Receivable And Contract Assets
Revenue, remaining performance obligation, Expected timing of satisfaction, period								12 months
Revenue, remaining performance obligation (as a percent)								99.00%
Credit driven services
Disaggregation of Revenue [Line Items]
Total net revenue	¥ 8,013,391	[1]	$ 1,151,052	4,170,271	[1]	703,747	[1]
Loan facilitation and servicing fees-capital heavy
Disaggregation of Revenue [Line Items]
Total net revenue	6,273,131		901,079	3,807,242		647,350
Revenue from loan facilitation services
Disaggregation of Revenue [Line Items]
Total net revenue	4,396,300		631,489	3,058,084		552,313
Revenue from post-origination services
Disaggregation of Revenue [Line Items]
Total net revenue	1,876,831		269,590	749,158		95,037
Financing income
Disaggregation of Revenue [Line Items]
Total net revenue	1,309,616		188,115	267,844		50,966
Releasing of guarantee liabilities
Disaggregation of Revenue [Line Items]
Total net revenue	285,407		40,996	25,169		331
Other services fees
Disaggregation of Revenue [Line Items]
Total net revenue	145,237		20,862	70,016		5,100
Platform services
Disaggregation of Revenue [Line Items]
Total net revenue	1,206,456		173,296	276,747	[1]	84,397	[1]
Loan facilitation and servicing fees-capital light
Disaggregation of Revenue [Line Items]
Total net revenue	814,581		117,007	58,348
Accounts receivable
Allowance for uncollectible accounts receivable	(184,425)			(77,152)		(17,528)		¥ (184,425)	¥ (77,152)
Movement of allowance for uncollectible receivables
Opening balance	77,152			17,528
Current year net provision	171,602			64,895		17,528
Write-off in the current year	(64,329)			(5,271)
Ending balance	184,425			77,152		17,528
Contract assets
Contract assets									7,634
Allowance for uncollectible Contract assets	(758)			(758)					(758)
Contract assets, net									6,876
Movement of allowance for uncollectible contract assets
Opening balance	758
Ending balance				758
Revenue from loan facilitation services
Disaggregation of Revenue [Line Items]
Total net revenue	672,982		96,668	49,549
Revenue from post-origination services
Disaggregation of Revenue [Line Items]
Total net revenue	141,599		20,339	8,799
Referral services fees
Disaggregation of Revenue [Line Items]
Total net revenue	375,551		53,945	211,087		84,397
Other services fees
Disaggregation of Revenue [Line Items]
Total net revenue	¥ 16,324		$ 2,344	7,312
Loan facilitation service
Disaggregation of Revenue [Line Items]
Number of separate services provided for each loan facilitated | item	3		3
Number of separate performance obligations under ASC 606 | item	2		2
Accounts receivable
Accounts Receivable								2,371,709	1,849,796
Allowance for uncollectible accounts receivable	¥ (184,425)			(77,152)				(184,425)	(77,152)
Account receivable, net								2,187,284	1,772,644
Movement of allowance for uncollectible receivables
Opening balance	77,152
Ending balance	184,425			77,152
Contract assets
Contract assets								143,685
Allowance for uncollectible Contract assets	(758)			(758)		(1,163)		(6,662)	(758)
Contract assets, net								137,023
Movement of allowance for uncollectible contract assets
Opening balance	758			1,163		106
Current year net provision	8,895			1,053		1,075
Write off in the current year	(2,991)			(1,458)		(18)
Ending balance	6,662			758		1,163
Post facilitation service
Accounts receivable
Accounts Receivable								24,092	13,546
Allowance for uncollectible accounts receivable	(273)			(4,184)				(273)	(4,184)
Account receivable, net								23,819	9,362
Movement of allowance for uncollectible receivables
Opening balance	4,184
Current year net provision	12,779			4,702
Write-off in the current year	(16,690)			(518)
Ending balance	273			4,184
Contract assets
Contract assets								3,977	3,284
Allowance for uncollectible Contract assets	(231)			(2,579)		(2,579)		(231)	(421)
Contract assets, net								3,746	¥ 2,863
Movement of allowance for uncollectible contract assets
Opening balance	421			2,579		2
Current year net provision	1,728			918		2,577
Write off in the current year	(1,918)			(3,076)
Ending balance	¥ 231			421		¥ 2,579
Minimum
Disaggregation of Revenue [Line Items]
Loan terms (In months)	1 month		1 month
Maximum
Disaggregation of Revenue [Line Items]
Loan terms (In months)	24 months		24 months
Loan amount								200
Accounts Receivable | Loan facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets								131,743
Allowance for uncollectible accounts receivable and contract assets								(9,648)
Accounts receivable and contract Assets, net								122,095
Opening balance as of January 1, 2019	¥ 9,437
Current year net provision	18,698
Write off in the current year	18,487
Ending balance as of December 31, 2019	9,648			9,437
Accounts Receivable | Post facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets								1,950
Allowance for uncollectible accounts receivable and contract assets								(481)
Accounts receivable and contract Assets, net								1,469
Opening balance as of January 1, 2019	1,515
Current year net provision	6,947
Write off in the current year	7,981
Ending balance as of December 31, 2019	481			1,515
Contract Assets | Loan facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets								47,028
Allowance for uncollectible accounts receivable and contract assets								(2,062)
Accounts receivable and contract Assets, net								44,966
Opening balance as of January 1, 2019	219
Current year net provision	7,680
Write off in the current year	5,837
Ending balance as of December 31, 2019	2,062			219
Contract Assets | Post facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets								795
Allowance for uncollectible accounts receivable and contract assets								(144)
Accounts receivable and contract Assets, net								¥ 651
Opening balance as of January 1, 2019	18
Current year net provision	1,951
Write off in the current year	1,825
Ending balance as of December 31, 2019	¥ 144			¥ 18

[1]	Starting from 2019, the Group reports revenue streams in two categories—Credit driven services and Platform services, to provide more relevant information. The Group also revised the comparative period presentation to conform to current period classification (Note 2 revenue recognition).